Short-term Investments (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Short term Investments	$ 15,387,495	¥ 109,663,603
Wealth Management Product [Member]
Short term Investments	$ 15,387,495	¥ 109,663,603